CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2019		Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Consolidated net loss	$ (51,524)		$ (33,405)	$ (67,936)		$ (38,074)	$ 1,526
Adjustments to reconcile consolidated net income (loss) to cash provided by operating activities:
Depreciation and amortization of intangibles	35,944		30,635				35,441
Deferred income taxes			(563)	27		169	(1,122)
Amortization of debt discount	539		539	720		636	2,322
Amortization of deferred financing fees	566		754	900		503	137
Non-cash compensation	2,103		2,579	3,438		3,828	2,616
(Gain) loss on derivative instruments	(1,565)		4,362
Bad debt expense	27		44	45		5	306
Depreciation				40,849		38,651	35,441
Fair value adjustments						(473)	557
Inventory valuation				(350)		2,678
Change in fair value on commodity derivative instruments				6,714		2,077	1,984
Interest expense added to plant term debt							9,451
Changes in operating assets and liabilities:
Accounts receivable	(370)		12,656	12,663		17,562	(25,235)
Inventories	(4,689)		6,784	4,080		5,070	750
Prepaid expenses and other assets	5,836		(2,454)	(3,880)		2,677	3,189
Prepaid inventory	(101)		1,839	191		6,738	(3,973)
Operating leases	(7,646)
Accounts payable and accrued expenses	(6,323)		2,307	4,105		(5,538)	9,279
Net cash provided by (used in) operating activities	(27,203)		26,077	1,566		36,509	37,228
Investing Activities:
Additions to property and equipment	(2,144)		(10,874)	(15,154)		(20,866)	(19,171)
Purchase of ICP, net of cash acquired						(29,574)
Proceeds from cash collateralized letters of credit							4,574
Net cash used in investing activities	(2,144)		(10,874)	(15,154)		(50,440)	(14,597)
Financing Activities:
Net proceeds from Kinergy's line of credit	22,629		9,880	7,578		(385)	(11,141)
Proceeds from issuance of common stock	3,670			2,057
Proceeds from CoGen contract amendment	8,036
Proceeds from assessment financing			728	2,043		5,618	2,096
Principal payments on borrowings	(11,748)		(17,500)
Payments on capital leases			(761)	(772)		(626)	(7,089)
Preferred stock dividends paid	(946)		(946)	(1,265)		(1,265)	(1,269)
Proceeds from warrant and option exercises						1,202	1,164
Payments on assessment financing				(415)
Proceeds from plant term and revolving credit agreements						42,000	97,000
Proceeds from parent notes						13,530	53,350
Payments on plant borrowings				(16,500)		(59,927)	(172,073)
Payments on senior notes				(2,000)
Sale of noncontrolling interests							30,000
Debt issuance costs						(986)	(1,960)
Net cash provided by (used in) financing activities	21,641		(8,599)	(9,274)		(839)	(9,922)
Net change in cash and cash equivalents	(7,706)		6,604	(22,862)		(14,770)	12,709
Cash and cash equivalents at beginning of period	26,627	[1]	49,489	49,489		64,259	51,550
Cash and cash equivalents at end of period	18,921		56,093	26,627	[1]	49,489	64,259
Supplemental Cash Flow Information:
Interest paid	13,877		11,299	15,147		11,133	11,168
Income tax refunds received			743	743		5,614	4,784
Noncash financing and investing activities:
Initial right of use assets and liabilities recorded under ASC 842	$ 43,753
Capital leases added to plant and equipment						180
Reclass of warrant liability to equity upon exercises						178	179
Contribution of property and equipment for noncontrolling interest (see Note 2)							16,500
Debt issued in ICP acquisition (see Note 2)						$ 46,927

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.